UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Regional Bank Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 94.3%		$1,708,607,123
(Cost $1,021,511,870)
Financials 94.3%		1,708,607,123
Banks 87.9%
1st Source Corp.	233,838	11,481,446
Access National Corp.	137,365	3,652,535
American Business Bank (A)	170,759	7,299,947
Ameris Bancorp	538,214	24,650,201
Atlantic Capital Bancshares, Inc. (A)	291,589	5,627,668
Bank of America Corp.	2,166,423	52,254,123
Bank of Commerce Holdings	125,300	1,296,855
Bank of Hawaii Corp.	116,891	9,780,270
Bank of Marin Bancorp	86,249	5,748,496
Bar Harbor Bankshares	295,322	8,236,531
BB&T Corp.	1,186,880	56,163,162
Berkshire Hills Bancorp, Inc.	665,212	24,712,626
BOK Financial Corp.	284,590	24,210,071
Bryn Mawr Bank Corp.	483,521	20,525,466
Cambridge Bancorp	10,028	656,333
Camden National Corp.	93,313	3,919,146
Carolina Financial Corp.	140,407	4,723,291
Chemical Financial Corp.	664,144	32,005,099
Citizens Financial Group, Inc.	1,310,912	45,986,793
City Holding Company	64,515	4,234,119
Civista Bancshares, Inc.	133,517	2,730,423
Comerica, Inc.	614,586	44,440,714
Commerce Bancshares, Inc.	180,590	10,481,444
Community Bank System, Inc.	47,879	2,628,557
County Bancorp, Inc.	86,928	2,172,331
CU Bancorp (A)	164,042	6,053,150
Cullen/Frost Bankers, Inc.	444,396	40,342,269
DNB Financial Corp.	27,917	961,741
Eagle Bancorp Montana, Inc.	96,711	1,764,976
East West Bancorp, Inc.	197,444	11,250,359
Equity Bancshares, Inc., Class A (A)	277,535	9,594,385
Evans Bancorp, Inc.	126,399	5,150,759
FCB Financial Holdings, Inc., Class A (A)	440,404	20,765,049
Fifth Third Bancorp	1,251,788	33,422,740
First Bancorp, Inc.	142,456	3,837,765
First Business Financial Services, Inc.	198,880	4,228,189
First Citizens BancShares, Inc., Class A	24,963	9,186,883
First Community Corp.	225,917	4,732,961
First Connecticut Bancorp, Inc.	276,259	7,072,230
First Financial Bancorp	443,781	11,360,794
First Hawaiian, Inc.	493,986	14,572,587
First Merchants Corp.	486,176	19,660,957
Flushing Financial Corp.	159,741	4,557,411
FNB Corp.	1,706,461	23,378,516
German American Bancorp, Inc.	151,252	5,419,359
Glacier Bancorp, Inc.	485,312	16,947,095
Great Southern Bancorp, Inc.	82,655	4,293,927
Great Western Bancorp, Inc.	465,111	18,143,980
Hancock Holding Company	592,871	27,272,066
Heritage Commerce Corp.	883,103	12,266,301

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND 2

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Financial Corp.	254,270	$6,916,144
Horizon Bancorp	621,444	16,387,478
Howard Bancorp, Inc. (A)	196,548	3,862,168
Huntington Bancshares, Inc.	2,093,691	27,741,406
Independent Bank Corp. (MA)	473,103	33,755,899
Independent Bank Corp. (MI)	177,844	3,770,293
JPMorgan Chase & Co.	622,555	57,150,549
KeyCorp	3,297,256	59,482,498
M&T Bank Corp.	323,442	52,769,562
Mackinac Financial Corp.	221,252	3,217,004
MainSource Financial Group, Inc.	331,689	11,589,214
MB Financial, Inc.	712,070	29,123,663
MidWestOne Financial Group, Inc.	73,080	2,515,414
MutualFirst Financial, Inc.	6,176	215,542
National Commerce Corp. (A)	112,330	4,504,433
Nicolet Bankshares, Inc. (A)	42,649	2,310,296
Northrim BanCorp, Inc.	79,959	2,330,805
Oak Valley Bancorp	2,739	43,687
Old National Bancorp	888,167	14,477,122
Old Second Bancorp, Inc.	311,662	3,693,195
Pacific Continental Corp.	317,606	8,067,192
Pacific Premier Bancorp, Inc. (A)	374,296	13,437,226
PacWest Bancorp	205,232	9,855,241
Park National Corp.	99,137	9,791,761
Park Sterling Corp.	1,270,367	14,761,665
Peoples Bancorp, Inc.	262,973	8,572,920
Pinnacle Financial Partners, Inc.	180,774	11,551,459
Presidio Bank (A)	30,894	562,271
QCR Holdings, Inc.	134,234	6,168,052
Regions Financial Corp.	2,263,360	33,045,056
Renasant Corp.	322,095	13,653,607
Sandy Spring Bancorp, Inc.	166,078	6,649,763
SBT Bancorp, Inc.	51,192	1,287,479
Shore Bancshares, Inc.	249,645	4,216,504
Southern First Bancshares, Inc. (A)	220,190	8,114,002
Southern National Bancorp of Virginia, Inc.	169,072	2,860,698
Southwest Bancorp, Inc.	254,606	6,645,217
State Bank Financial Corp.	154,894	4,251,840
Sun Bancorp, Inc.	197,302	4,804,304
SunTrust Banks, Inc.	994,506	56,975,249
SVB Financial Group (A)	190,327	33,961,950
The Community Financial Corp.	84,993	3,154,090
The First Bancshares, Inc.	45,868	1,272,837
The First of Long Island Corp.	78,735	2,200,643
The PNC Financial Services Group, Inc.	464,136	59,780,717
Towne Bank	219,832	6,880,742
TriCo Bancshares	373,002	13,763,774
U.S. Bancorp	1,104,167	58,277,934
Union Bankshares Corp.	281,962	8,709,806
United Bankshares, Inc.	114,398	3,946,731
Washington Trust Bancorp, Inc.	235,900	12,844,755
Wells Fargo & Company	481,465	25,970,222
Western Alliance Bancorp (A)	581,622	29,302,116

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND 3

			Shares	Value
Financials (continued)
Banks (continued)
Xenith Bankshares, Inc. (A)			261,516	$7,369,521
Zions Bancorporation			821,134	37,213,793
Consumer finance 1.4%
Capital One Financial Corp.			298,896	25,758,857
Thrifts and mortgage finance 5.0%
Bank Mutual Corp.			213,248	2,121,818
BSB Bancorp, Inc. (A)			237,109	7,006,571
Coastway Bancorp, Inc. (A)			136,934	2,786,607
First Defiance Financial Corp.			268,568	13,898,394
Provident Financial Holdings, Inc.			172,501	3,277,519
Provident Financial Services, Inc.			329,936	8,749,903
Southern Missouri Bancorp, Inc.			276,415	8,958,610
United Community Financial Corp.			1,045,033	9,614,302
United Financial Bancorp, Inc.			376,293	6,807,140
Westbury Bancorp, Inc. (A)			133,217	2,690,983
WSFS Financial Corp.			560,461	25,304,814
Preferred securities 0.3%				$4,186,941
(Cost $3,537,253)
Financials 0.3%				4,186,941
Banks 0.3%
OFG Bancorp, Series C, 8.750%			2,184	2,092,643
SB Financial Group, Inc., 6.500%			124,900	2,094,298
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.6%				$11,513,150
(Cost $10,780,260)
Financials 0.6%				11,513,150
Banks 0.6%
Cadence BanCorp (B)	4.875	06-28-19	4,200,000	4,263,000
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	2,975,000	3,135,650
Popular, Inc.	7.000	07-01-19	3,900,000	4,114,500
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.0%				$91,372,000
(Cost $91,372,000)
U.S. Government Agency 3.0%				53,956,000
Federal Home Loan Bank Discount Note	0.721	08-01-17	53,956,000	53,956,000
			Par value^	Value
Repurchase agreement 2.0%				37,416,000
Barclays Tri-Party Repurchase Agreement dated 7-31-17 at 1.020% to be repurchased at $36,109,023 on 8-1-17, collateralized by $36,869,700
U.S. Treasury Notes, 1.375% due 9-30-20 (valued at $36,831,294, including
interest)			36,108,000	36,108,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $1,308,012 on 8-1-17, collateralized by $1,320,000
U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $1,336,926, including
interest)			1,308,000	1,308,000
Total investments (Cost $1,127,201,383)† 100.2%				$1,815,679,214
Other assets and liabilities, net (0.2%)				(4,140,687)
Total net assets 100.0%				$1,811,538,527

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND 4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†

At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,128,518,072. Net unrealized appreciation aggregated to $687,161,142, of which $690,515,785 related to appreciated investment securities and $3,354,643 related to depreciated investment securities.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks	$1,708,607,123	$1,708,607,123	—	—
Preferred securities	4,186,941	—	$4,186,941	—
Corporate bonds	11,513,150	—	11,513,150	—
Short-term investments	91,372,000	—	91,372,000	—
Total investments in securities	$1,815,679,214	$1,708,607,123	$107,072,091	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	01Q3	07/17
This report is for the information of the shareholders of John Hancock Regional Bank Fund.		9/17

John Hancock

Financial Industries Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Shares	Value
Common stocks 93.2%		$886,368,384
(Cost $643,193,930)
Financials 90.0%		856,225,604
Banks 54.7%
1st Source Corp.	171,484	8,419,864
Access National Corp.	73,677	1,959,071
American Business Bank (A)	83,574	3,572,789
Ameris Bancorp	238,008	10,900,766
Atlantic Capital Bancshares, Inc. (A)	321,273	6,200,569
Bank of America Corp.	1,009,454	24,348,030
Bank of Ireland Group PLC (A)	1,230,182	10,266,844
Bank of Marin Bancorp	60,633	4,041,189
Bankinter SA	1,287,826	12,533,623
BNP Paribas SA	242,563	18,797,579
Cambridge Bancorp	6,483	424,312
Chemical Financial Corp.	201,259	9,698,671
Citigroup, Inc.	233,048	15,952,136
Citizens Financial Group, Inc.	653,299	22,917,729
Comerica, Inc.	331,158	23,946,035
County Bancorp, Inc.	85,667	2,140,818
Danske Bank A/S	587,515	23,792,992
DNB ASA	673,128	13,223,252
Equity Bancshares, Inc., Class A (A)	95,020	3,284,841
Evans Bancorp, Inc. (B)	99,711	4,063,223
FCB Financial Holdings, Inc., Class A (A)	40,432	1,906,369
First Business Financial Services, Inc.	148,579	3,158,790
First Hawaiian, Inc.	248,657	7,335,382
First Merchants Corp.	235,392	9,519,252
Flushing Financial Corp.	222,648	6,352,147
Glacier Bancorp, Inc.	342,893	11,973,824
Great Southern Bancorp, Inc.	54,895	2,851,795
Great Western Bancorp, Inc.	196,136	7,651,265
Heritage Commerce Corp.	258,418	3,589,426
Heritage Financial Corp.	86,846	2,362,211
Horizon Bancorp	56,860	1,499,398
Independent Bank Corp. (MI)	168,954	3,581,825
JPMorgan Chase & Co.	225,223	20,675,471
KeyCorp	1,105,154	19,936,978
M&T Bank Corp.	77,460	12,637,599
MB Financial, Inc.	180,940	7,400,446
MidWestOne Financial Group, Inc.	22,385	770,492
Nicolet Bankshares, Inc. (A)	31,762	1,720,548
Pinnacle Financial Partners, Inc.	36,110	2,307,429
QCR Holdings, Inc.	53,163	2,442,840
Regions Financial Corp.	1,524,683	22,260,372
Sandy Spring Bancorp, Inc.	144,666	5,792,427
Southern First Bancshares, Inc. (A)	48,581	1,790,210
Sun Bancorp, Inc.	136,769	3,330,325
SunTrust Banks, Inc.	424,795	24,336,506
SVB Financial Group (A)	138,460	24,706,802
The Community Financial Corp. (B)	88,724	3,292,548
The First Bancshares, Inc. (B)	45,002	1,248,806
The PNC Financial Services Group, Inc.	113,161	14,575,137
TriCo Bancshares	229,083	8,453,163

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 2

	Shares	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	510,886	$26,964,563
Unicaja Banco SA (A)(C)	2,042,104	2,971,038
Union Bankshares Corp.	262,281	8,101,860
Xenith Bankshares, Inc. (A)	7,089	199,768
Zions Bancorporation	483,390	21,907,235
Capital markets 9.9%
Affiliated Managers Group, Inc.	86,177	16,014,273
Altamir	464,713	9,247,845
Close Brothers Group PLC	414,090	8,419,671
Intermediate Capital Group PLC	748,311	8,947,563
Invesco, Ltd.	550,874	19,153,889
KKR & Company LP	551,720	10,692,334
Schroders PLC	216,473	9,836,952
The Blackstone Group LP (B)	360,845	12,070,265
Consumer finance 4.4%
Capital One Financial Corp.	239,348	20,627,011
Discover Financial Services	348,211	21,219,978
Diversified financial services 3.2%
Berkshire Hathaway, Inc., Class B (A)	140,126	24,517,846
Cerved Information Solutions SpA	536,037	6,147,632
Insurance 16.1%
Aon PLC	139,973	19,340,069
Assured Guaranty, Ltd.	449,717	20,241,762
Chubb, Ltd.	161,625	23,671,598
CNO Financial Group, Inc.	641,331	14,673,653
Gjensidige Forsikring ASA	311,533	5,391,792
James River Group Holdings, Ltd.	274,147	11,009,744
Kinsale Capital Group, Inc.	234,337	9,120,396
Lincoln National Corp.	356,207	26,024,483
Marsh & McLennan Companies, Inc.	176,343	13,749,464
The Hartford Financial Services Group, Inc.	185,932	10,226,260
Thrifts and mortgage finance 1.7%
Provident Financial Services, Inc.	227,315	6,028,394
United Community Financial Corp.	519,774	4,781,921
United Financial Bancorp, Inc.	224,517	4,061,513
Westbury Bancorp, Inc. (A)	45,580	920,716
Real estate 3.2%		30,142,780
Equity real estate investment trusts 2.7%
Hibernia REIT PLC	3,007,452	4,990,692
Irish Residential Properties REIT PLC	2,461,897	3,898,577
Prologis, Inc.	214,021	13,014,617
Rexford Industrial Realty, Inc.	118,819	3,388,718
Real estate management and development 0.5%
Kennedy Wilson Europe Real Estate PLC	322,015	4,850,176
Preferred securities 0.3%		$3,200,288
(Cost $3,300,790)
Financials 0.3%		3,200,288
Banks 0.3%
OFG Bancorp, Series C, 8.750%	3,340	3,200,288

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 3

			Shares	Value
Investment companies 1.1%				$10,651,430
(Cost $5,488,585)
AP Alternative Assets LP (A)			362,972	10,651,430
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.6%				$15,700,745
(Cost $14,947,687)
Financials 1.6%				15,700,745
Banks 0.8%
Cadence BanCorp (C)	4.875	06-28-19	4,400,000	4,466,000
Popular, Inc.	7.000	07-01-19	3,134,000	3,306,370
Diversified financial services 0.8%
NewStar Financial, Inc.	7.250	05-01-20	7,735,000	7,928,375
		Yield (%)	Shares	Value
Securities lending collateral 1.4%				$13,601,065
(Cost $13,600,898)
John Hancock Collateral Trust (D)		1.1917(E)	1,359,264	13,601,065
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.9%				$17,565,000
(Cost $17,565,000)
U.S. Government Agency 1.1%				9,971,000
Federal Home Loan Bank Discount Note	0.500	08-01-17	1,625,000	1,625,000
Federal Home Loan Bank Discount Note	0.700	08-01-17	2,022,000	2,022,000
Federal Home Loan Bank Discount Note	0.750	08-01-17	2,022,000	2,022,000
Federal Home Loan Bank Discount Note	0.800	08-01-17	4,302,000	4,302,000
			Par value^	Value
Repurchase agreement 0.8%				7,594,000
Barclays Tri-Party Repurchase Agreement dated 7-31-17 at 1.020% to be repurchased at $6,672,189 on 8-1-17, collateralized by $6,799,000
U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $6,805,709, including
interest)			6,672,000	6,672,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $922,009 on 8-1-17, collateralized by $930,000 U.S. Treasury
Notes, 2.125% due 2-29-24 (valued at $941,925, including interest)			922,000	922,000
Total investments (Cost $698,096,890)† 99.5%				$947,086,912
Other assets and liabilities, net 0.5%				4,371,500
Total net assets 100.0%				$951,458,412
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-17. The value of securities on loan amounted to $13,104,509.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†

At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $699,694,708. Net unrealized appreciation aggregated to $247,392,204, of which $251,439,797 related to appreciated investment securities and $4,047,593 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 7-31-17:

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 4

United States	75.4%
United Kingdom	5.4%
Bermuda	3.3%
France	3.0%
Switzerland	2.5%
Denmark	2.5%
Norway	2.0%
Ireland	2.0%
Spain	1.6%
Guernsey, Channel Islands	1.1%
Other Countries	1.2%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 5

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	22,444,803	DKK	147,640,000	Citibank N.A.	9/20/2017	—	$(1,120,739)
USD	47,557,563	EUR	42,183,773	HSBC Bank USA	9/20/2017	—	(2,509,969)
USD	18,298,285	EUR	15,970,000	JPMorgan Chase Bank N.A.	9/20/2017	—	(656,362)
USD	31,371,089	GBP	24,150,000	HSBC Bank USA	9/20/2017	—	(544,831)
USD	17,455,933	NOK	146,310,000	UBS AG	9/20/2017	—	(1,171,305)
						—	$(6,003,206)

Derivatives currency abbreviations

DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND 6

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$520,088,580	$438,503,252	$81,585,328	—
Capital markets	94,382,792	57,930,761	36,452,031	—
Consumer finance	41,846,989	41,846,989	—	—
Diversified financial services	30,665,478	24,517,846	6,147,632	—
Insurance	153,449,221	148,057,429	5,391,792	—
Thrifts and mortgage finance	15,792,544	15,792,544	—	—
Equity real estate investment trusts	25,292,604	16,403,335	8,889,269	—
Real estate management and development	4,850,176	—	4,850,176	—
Preferred securities	3,200,288	—	3,200,288	—
Investment companies	10,651,430	—	10,651,430	—
Corporate bonds	15,700,745	—	15,700,745	—
Securities lending collateral	13,601,065	13,601,065	—	—
Short-term investments	17,565,000	—	17,565,000	—
Total investments in securities	$947,086,912	$756,653,221	$190,433,691	—
Other financial instruments:
Forward foreign currency contracts	$(6,003,206)	—	$(6,003,206)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount

       7

not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	70Q3	07/17
This report is for the information of the shareholders of John Hancock Financial Industries Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017